Fair Value Of Assets And Liabilities Common Stock Subject to Repurchase Level 3 Rollforward (Detail) (Level 3, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Level 3
Fair Value Temporary Equity Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning Balance	$ 158,708	$ 167,461
Issuances of common stock		1,904
Repurchases of common stock	(763)	(27,474)
Change in fair market value of common stock		16,817
Reclassification of common stock subject to repurchase	(157,945)
Ending Balance	$ 0	$ 158,708